Preferred Stock (Additional Information) (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2024 $ / shares shares	Nov. 03, 2023	Dec. 31, 2022 $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares issued	0	0		0
Preferred Stock, Shares Authorized	10,000,000	10,000,000		0
Preferred stock, par value | $ / shares	$ 0.001	$ 0.001		$ 0.001
Preferred Stock, Shares Outstanding	0	0		0
Preferred Stock, Convertible, Conversion Ratio	0.049688	0.049688
Preferred Stock [Member]
Class of Stock [Line Items]
Percentage of outstanding shares of Preferred Stock	66.00%	66.00%
Preferred Stock, Convertible, Conversion Ratio	0.049688	0.049688
Preferred Stock, Dividend Rate, Percentage	8.00%
Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Sale of Stock, Price Per Share | $ / shares	$ 111.9
Percentage of outstanding shares of Preferred Stock	66.00%
Proceeds from Issuance Initial Public Offering | $	$ 75.0
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Sale of Stock, Price Per Share | $ / shares	$ 45.08
Preferred Stock, Shares Outstanding	0			2,029,666
Preferred Stock, Convertible, Conversion Price | $ / shares	$ 45.08
Series B-1 Preferred Stock [Member]
Class of Stock [Line Items]
Sale of Stock, Price Per Share | $ / shares	52.53
Preferred Stock, Convertible, Conversion Price | $ / shares	52.53
Series B-2 Preferred Stock [Member]
Class of Stock [Line Items]
Sale of Stock, Price Per Share | $ / shares	55.95
Preferred Stock, Convertible, Conversion Price | $ / shares	55.95
Series Seed Preferred Stock [Member]
Class of Stock [Line Items]
Sale of Stock, Price Per Share | $ / shares	$ 20.13
Preferred Stock, Shares Outstanding	0			684,739
Preferred Stock, Convertible, Conversion Price | $ / shares	$ 20.13
Series Seed-3 Preferred Stock [Member]
Class of Stock [Line Items]
Sale of Stock, Price Per Share | $ / shares	26.16
Preferred Stock, Convertible, Conversion Price | $ / shares	$ 26.16
Legacy Korro [Member]
Class of Stock [Line Items]
Preferred stock, shares issued				4,042,000
Preferred Stock, Shares Authorized				4,855,239
Preferred Stock, Shares Outstanding				4,042,000
Legacy Korro [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued				0
Preferred Stock, Shares Authorized				10,000,000
Preferred stock, par value | $ / shares				$ 0.001
Preferred Stock, Shares Outstanding				0
Preferred Stock, Convertible, Conversion Ratio			0.049688
Legacy Korro [Member] | Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued				2,029,666
Preferred Stock, Shares Authorized				2,029,666
Preferred Stock, Shares Outstanding				2,029,666
Legacy Korro [Member] | Series B-1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued				1,104,178
Preferred Stock, Shares Authorized				1,104,178
Preferred Stock, Shares Outstanding				1,104,178
Legacy Korro [Member] | Series B-2 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued				223,417
Preferred Stock, Shares Authorized				1,036,656
Preferred Stock, Shares Outstanding				223,417
Legacy Korro [Member] | Series Seed Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued				684,739
Preferred Stock, Shares Authorized				684,739
Preferred Stock, Shares Outstanding				684,739